TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectus and Statement of Additional Information

Transamerica UltraShort Bond

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The following information replaces the corresponding information in the Prospectus for Transamerica UltraShort Bond under the section entitled “Management”:

Management:
Investment Manager: Transamerica Asset Management, Inc.
Sub-Adviser: Aegon USA Investment Management, LLC
Portfolio Managers:
Brian Barnhart, CFA	Portfolio Manager	since March 2023
Ryan Baue, CFA	Portfolio Manager	since September 2024
Tyler Knight, CFA	Portfolio Manager	since March 2023

The following information replaces the corresponding information in the Prospectus for Transamerica UltraShort Bond under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Name	Sub-Adviser	Positions Over Past Five Years
Brian Barnhart, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2023; Portfolio Manager with Aegon USA Investment Management, LLC since 2008; Head of Short-Term Fixed Income since 2018
Ryan Baue, CFA	Aegon USA Investment Management, LLC

Portfolio Manager of the fund since 2024; Employed with Aegon USA Investment Management, LLC since 2019; Portfolio Manager in the U.S Public Structured Finance Team focusing on asset-backed securities and collateralized loan obligations

Tyler Knight, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2023; Portfolio Manager with Aegon USA Investment Management, LLC since 2008; Head of U.S. Public Structured Finance since 2018

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The following information replaces the corresponding information in the Statement of Additional Information under the section in Appendix B entitled “Portfolio Managers – Aegon USA Investment Management, LLC (“AUIM”):

Transamerica UltraShort Bond

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Brian Barnhart, CFA	0	$0	4	$2.21 billion	10	$733 million
Ryan Baue, CFA*	0	$0	0	$0	0	$0
Tyler Knight, CFA	9	$10.83 billion	5	$657 million	15	$7.44 billion
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Brian Barnhart, CFA	0	$0	0	$0	0	$0
Ryan Baue, CFA*	0	$0	0	$0	0	$0
Tyler Knight, CFA	0	$0	0	$0	0	$0

*	As of August 31, 2024

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Investors Should Retain this Supplement for Future Reference

September 13, 2024